FBR National Bank & Trust
4922 Fairmont Avenue
Bethesda, MD 20814
(301) 657-1500

May 7, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: File Room

Re: The FBR Fund for Government Investors
1933 Act File No. 2-52552
1940 Act File No. 811-2539

Dear Madam or Sir:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the forms of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) with respect to the above-referenced Trust does not differ from the one filed in Post-Effective Amendment No. 39 that was filed electronically on April 30, 2003.

Please do not hesitate to contact the undersigned at (301) 657-7629 if you have any questions regarding this filing.

Very truly yours,

FBR Fund for Government Investors

By: /s/Susan L. Silva
Susan L. Silva
Vice President and Controller